Note 8 - Goodwill and Other Intangible Assets - Components of Intangible Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Customer relationships	¥ 6,175,193	¥ 6,424,471
Accumulated amortization	(3,504,234)	(3,388,053)
Intangible assets subject to amortization—net	2,670,959	3,036,418
Telephone rights	33,709	35,599
Indefinite-Lived Trademarks		15,000
Goodwill	6,082,472	6,169,609	¥ 6,169,609
Total	6,116,181	6,220,208
Total intangible assets	8,787,140	9,256,626
Customer Relationships [Member]
Customer relationships	6,175,193	6,424,471
Accumulated amortization	¥ (3,504,234)	¥ (3,388,053)